Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 16, 2017
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2017
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017